Risk Management - Summary of Maturity Analysis for Non Derivative Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		₩ 3,234,780	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129
Financial assets at fair value through other comprehensive income		502,829	435,107
Financial assets at amortized cost		26,998	25,273
Loans		1,046,521	939,126
Long-term/short-term financial instruments		1,353,080	1,728,508
Financial assets at fair value through profit or loss		3,709,508	1,032,864
Trade and other receivables		12,628,615	10,036,206
Financial assets held for managing liquidity risk		22,502,331	16,832,322
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		3,234,780	2,635,238
Financial assets at fair value through other comprehensive income			0
Financial assets at amortized cost		16,762	15,422
Loans		132,877	88,396
Long-term/short-term financial instruments		666,758	1,278,014
Financial assets at fair value through profit or loss		3,181,791	360,833
Trade and other receivables		10,464,191	8,123,455
Financial assets held for managing liquidity risk		17,697,159	12,501,358
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		10,231	9,840
Loans		411,594	443,146
Long-term/short-term financial instruments		0	171,636
Financial assets at fair value through profit or loss		645	346
Trade and other receivables		1,083,593	1,233,703
Financial assets held for managing liquidity risk		1,506,063	1,858,671
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		5	11
Loans		502,050	407,584
Long-term/short-term financial instruments		25	286
Financial assets at fair value through profit or loss		3,535	3,130
Trade and other receivables		1,080,831	679,048
Financial assets held for managing liquidity risk		1,586,446	1,090,059
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	502,829	435,107
Financial assets at amortized cost	[1]	0	0
Loans	[1]	0	0
Long-term/short-term financial instruments	[1]	686,297	278,572
Financial assets at fair value through profit or loss	[1]	523,537	668,555
Trade and other receivables	[1]	0	0
Financial assets held for managing liquidity risk	[1]	₩ 1,712,663	₩ 1,382,234

[1]	The maturities cannot be presently determined.